Acquisition Of Businesses (Schedule Of Non-Significant Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisition Of Businesses [Abstract]
Property and equipment	$ 2,186	$ 1,793	$ 1,704
Identifiable intangible assets	6,628	6,061
Goodwill		1,196	4,952
Assumed debt	(317)
Gain on bargain purchase of franchised restaurants	(3,827)	(1,161)
Purchase price	4,670	7,889	6,656
Restaurants sold in exchange	(635)
Settlement of franchise receivable		(1,885)	(663)
Seller financing	(3,711)
Purchase price paid at acquisition date	$ 324	$ 6,004	$ 5,993